UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Revelation Capital Management Ltd.
           --------------------------------------------------
Address:   5A, Waterloo Lane
           --------------------------------------------------
           Pembroke, HM 08, Bermuda
           --------------------------------------------------

Form 13F File Number:  28-14283
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chris Kuchanny
           --------------------------------------------------
Title:     Chairman and Chief Executive Officer
           --------------------------------------------------
Phone:     +1 (441) 296-7130
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Chris Kuchanny                 Pembroke, Bermuda       5/15/13
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        13
                                               -------------

Form 13F Information Table Value Total:        $106,604
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.   Form 13F File Number              Name
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ADVANCED SEMICONDUCTOR ENGR  SPONSORED ADR  00756M404    1,671    406,663 SH       SOLE                   406,663
BHP BILLITON PLC             SPONSORED ADR  05545E209    9,218    158,767 SH       SOLE                   158,767
CENTRAL FD CDA LTD           CL A           153501101   12,800    660,800 SH       SOLE                   660,800
COMSTOCK MNG INC             COM            205750102      930    462,742 SH       SOLE                   462,742
CROSSROADS SYS INC           COM NEW        22765D209    1,257    563,708 SH       SOLE                   563,708
IMPRIMIS PHARMACEUTICALS INC COM NEW        45323A201    1,683    285,300 SH       SOLE                   285,300
ISHARES INC                  MSCI TAIWAN    464286731      934     70,000 SH       SOLE                    70,000
ISHARES INC                  MSCI HONG KONG 464286871    8,568    431,847 SH       SOLE                   431,847
RIO TINTO PLC                SPONSORED ADR  767204100    6,097    129,500 SH       SOLE                   129,500
RYANAIR HLDGS PLC            SPONSORED ADR  783513104    7,587    181,600 SH       SOLE                   181,600
SILICONWARE PRECISION INDS L SPONSD ADR SPL 827084864    2,264    388,400 SH       SOLE                   388,400
TAIWAN SEMICONDUCTOR MFG LTD SPONSORED ADR  874039100   16,571    964,000 SH       SOLE                   964,000
UNITED MICROELECTRONICS CORP SPON ADR NEW   910873405   37,024 20,568,805 SH       SOLE                20,568,805
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